Above market acquired charters	12 Months Ended
Dec. 31, 2019
Above market acquired charters [Abstract]
Above market acquired charters

7. Above market acquired charters

For the years ended December 31, 2019, 2018 and 2017 revenues were reduced by $14,380 for each year corresponding to the amortization of the above market acquired charters.

The following table presents an analysis of above market acquired charters:

Above market acquired charters	Book Value
Carrying amount as at January 1, 2018	$75,035

Amortization	$ (14,380)

Carrying amount as at December 31, 2018	$60,655

Amortization	$ (14,380)

Carrying amount as at December 31, 2019	$46,275

As of December 31, 2019, the remaining carrying amount of unamortized above market acquired time charters was $46,275 and will be amortized in future years as follows:

For the year ending December 31,	Amount
2020	$11,696
2021	8,417
2022	8,371
2023	8,371
2024	8,326
Thereafter	1,094
Total	$ 46,275